Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of consolidation of variable interest entity
	June 30, 2021	June 30, 2020
ASSETS
Cash	$1,781,565	$362,384
Short-term investments	2,526,328	2,266,069
Inventories	1,466,996	1,403,582
Loan due from a third party	12,580,671	2,222,191
Other current assets	685,955	292,917
Property and equipment, net	2,002,108	1,315,326
Deposits for plant, property and equipment	1,006,234	849,245
Right of use assets	1,165,172	553,904
Other noncurrent assets	89,482	159,434
Total Assets	$23,304,511	$9,425,052

Due to BTB*	$20,593,791	$7,270,932
Other current liabilities	1,614,750	885,515
Total Liabilities	$22,208,541	$8,156,447

*	Payable due to BTB is eliminated upon consolidation.

	For the Years Ended June 30,
	2021	2020	2019
Revenue	$5,711,681	$865,705	$401,814
Net loss	(435,524)	(1,590,339)	(724,687)

Schedule of property and equipment estimated useful lives
Electronic equipment	5 years
Office equipment	5 – 10 years
Vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of intangible assets
Trademark	10 years

Schedule of revenue recognition
	For the Years Ended June 30,
	2021	2020	2019
Sales of tea products, beverages and light meals in retail shop chains	$358,515	$448,000	$401,814
Sales of dark tea products	5,353,166	417,705	-
	$5,711,681	$865,705	$401,814